ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
Schedule of movement of allowance for deductions from revenue

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2021	16,380	1,963	18,343
Increases	94,640	851	95,491
Decreases (utilized)	(80,633)	(2,179)	(82,812)
Adjustments	(645)	334	(311)
As of December 31, 2021	29,742	969	30,711
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2020	1,001	266	1,267
Increases	56,669	2,469	59,138
Decreases (utilized)	(40,656)	(772)	(41,428)
Adjustments	(634)	-	(634)
As of December 31, 2020	16,380	1,963	18,343

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2019	573	385	958
Increases	2,485	303	2,788
Decreases (utilized)	(2,057)	(72)	(2,129)
Adjustments	-	(350)	(350)
As of December 31, 2019	1,001	266	1,267